NET (LOSS) OR INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET (LOSS)/INCOME PER SHARE
Schedule of basic and diluted loss per share

	For the year ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Numerator:
Net (loss)/income attributable to ordinary shareholders – basic	(3,160,507)	(5,602,990)	686,378	107,708
Add: accretion to redemption value of convertible redeemable preferred shares	(552,036)	—	—	—
Add: deemed distribution to a certain holder of Series B convertible redeemable preferred shares	(2,127)	—	—	—
Less: Net (loss)/income attributable to non-controlling interests	(2,074)	(13,885)	108	17
Net (loss)/income attributable to ordinary shareholders – diluted	(3,712,596)	(5,589,105)	686,270	107,691

Denominator:
Weighted average number of shares – basic	1,609,200,055	2,021,919,061	2,025,366,744	2,025,366,744
Adjustments for dilutive options, RSUs and preferred shares	—	—	110,477,513	110,477,513
Weighted average number of shares – diluted	1,609,200,055	2,021,919,061	2,135,844,257	2,135,844,257

Basic net (loss)/income per share attributable to ordinary shareholders	(2.31)	(2.76)	0.34	0.05
Diluted net (loss)/income per share attributable to ordinary shareholders	(2.31)	(2.76)	0.32	0.05